Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
15.	Income taxes:

The amount of liability for unrecognized tax benefits under U.S. GAAP as of December 31, 2012 is nil.

The Company recognizes interest and penalties related to income taxes in interest and other income. To date, the Company has not incurred any significant interest and penalties.

The Company is subject to taxes in Canada, the United States, United Kingdom and Switzerland. The tax years which remain subject to examination as of December 31, 2012 for Canada and Switzerland include 2004 to present, and 2008 to present, respectively.

At December 31, 2012, the Company has investment tax credits of $18,398 (2011 - $16,994) available to reduce deferred income taxes otherwise payable. The Company also has total loss carryforwards of $253,493 (2011 - $223,538) available to offset future taxable income in Canada ($170,515), the United States ($44,555), Switzerland ($38,362), and United Kingdom ($61).

The investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2015	$359	$12,668
2016	1,064	8,243
2017	975	3,755
2018	159	2,507
2019	501	11,189
Thereafter	15,340	215,131

	$18,398	$253,493

Significant components of the Company’s deferred tax assets and liabilities are shown below:

	December 31,	December 31,
	2012	2011

Deferred tax assets:
Tax loss carryforwards	$60,784	$55,699
Research and development deductions and credits	14,198	13,413
Tax values of depreciable assets in excess of accounting values	2,871	4,619
Share issue costs and other	38	158

Total deferred tax assets	77,891	73,889

Valuation allowance	(77,891)	(73,889)

Total deferred tax assets	-	-

Deferred tax liabilities	-	-

Net tax asset	$-	$-

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 25% (2011 – 26.50%; 2010 – 28.5%) statutory tax rate, is:

	December 31,	December 31,	December 31,
	2012	2011	2010

Tax recovery at statutory income tax rates	$(4,579)	$(7,399)	$10,117
Change in valuation allowance	4,001	7,852	(8,540)
Permanent differences and other	562	(580)	(2,947)
Tax rate differences	16	127	1,370

Deferred income tax recovery	$-	$-	$-

The Company is subject to assessments by various taxation authorities which may interpret tax legislations and tax filing positions differently from the Company. The Company provides for such differences when it is likely that a taxation authority will not sustain the Company’s filing position and the amount of the tax exposure can be reasonably estimated. As at December 31, 2012 and 2011, no provisions have been made in the financial statements for any estimated tax liability.